Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
EXPENSES
Consulting (Note 10)	$ 160,341	$ 120,801	$ 405,138
Investor relations and promotion (Note 10)	1,440,910	851,614	157,983
Listing fee	26,000	54,184	0
Management and director fees (Note 10)	808,550	754,542	381,819
Office and miscellaneous	306,323	267,690	87,866
Property investigation costs	0	0	4,399
Professional fees	1,926,012	1,178,691	1,576,974
Share-based payments (Notes 9 and 10)	872,879	910,700	815,428
Transfer agent and filing fees	250,316	290,042	75,446
Travel	25,209	70,379	31,466
Loss before other items	(5,816,540)	(4,498,643)	(3,536,519)
Change in fair value of derivatives (Note 9)	498,534	166,651	0
Finance income on sublease	0	1,314	8,879
Foreign exchange loss	(43,504)	(35,996)	(29,423)
Gain on forgiveness of debt (Notes 7 and 16)	106,624	10,000	184,813
Gain on long-term investment	0	671	(5,100)
Gain on sublease	0	2,962	5,925
Gain on sale of property (Note 6)	0	0	3,500,000
Interest expense (Note 8)	(97,359)	(126,606)	(104,031)
Equity share of loss – 19.95%	(105,760)	0	0
Gain on spin-out transaction (Note 17)	1,914,814	0	0
Other income	176	0	0
Recovery of flow-through premium liability (Notes 9 and 15)	120,902	8,477	977,534
Tax penalties and interest (Note 13)	(193,262)	0	0
Write-off of prepaid expenses	0	(1,000)	(48,000)
Write off of short-term loans payable (Note 8)	0	0	2,500
Net (Loss) Income and Comprehensive (Loss) Income for the year	$ (3,615,375)	$ (4,472,170)	$ 956,578
Basic (loss) earnings per common share (in CAD per share)	$ (0.48)	$ (0.99)	$ 0.25
Diluted (loss) earnings per common share (in CAD per share)	$ (0.48)	$ (0.99)	$ 0.24
Weighted average number of common shares outstanding - Basic (in shares)	7,512,279	4,518,348	3,836,323
Weighted average number of common shares outstanding – Diluted (in shares)	7,512,279	4,518,348	3,932,686
Share options 1 [member]
EXPENSES
Dilutive effect (in shares)	0	0	85,182
Dilutive warrants [member]
EXPENSES
Dilutive effect (in shares)	0	0	11,181